PENSION PLAN - Schedule of Actuarial Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefits [Abstract]
Discount rate	5.00%	4.70%
Future pension earning increases	4.00%	4.00%
Current male pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	22 years	22 years
Current female pensioners at age 65
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	25 years	24 years
Current male members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	23 years	23 years
Current female members at age 45
Disclosure of defined benefit plans [line items]
Assumptions regarding mortality longevities (in years)	25 years	25 years